Virtus Stone Harbor Emerging Markets Bond Fund (the “Fund”),
a series of Virtus Opportunities Trust

Supplement dated July 2, 2026 to the Fund’s Summary Prospectus and the Virtus Opportunities Trust
Statutory Prospectus applicable to the Fund, each dated September 29, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

On December 31, 2026, James E. Craige, CFA, will step down as a portfolio manager of the Fund.

Separately, effective July 2, 2026, Steffen Reichold, Ph.D. is hereby added as a portfolio manager of the Fund. Following are the resulting changes to the Prospectuses.

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus is hereby replaced in its entirety with the following:

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

>	Darin Batchman, Portfolio Manager at Stone Harbor. Mr. Batchman has served as a portfolio manager of the fund and a member of the fund’s management team since September 2023.

>	James E. Craige, CFA, Portfolio Manager at Stone Harbor. Mr. Craige has served as a portfolio manager of the fund or the Predecessor Fund and a member of the fund’s management team since 2011. Mr. Craige will step down as a portfolio manager of the Fund on December 31, 2026.

>	Richard Lange, Portfolio Manager at Stone Harbor. Mr. Lange has served as a portfolio manager of the fund and a member of the fund’s management team since September 2023.

>	Steffen Reichold, Ph.D., Portfolio Manager at Stone Harbor. Dr. Reichold has served as a portfolio manager of the fund and a member of the fund’s management team since July 2026.

>	Stuart Sclater-Booth, Portfolio Manager at Stone Harbor. Mr. Sclater-Booth has served as a portfolio manager of the fund and a member of the fund’s management team since 2017.

In the Management of the Funds section under “Portfolio Management” beginning on page 25 of the Fund’s statutory prospectus, the row for the Fund in the table under the subheading “Stone Harbor” is hereby replaced with the following:

Fund	Portfolio Managers
Virtus Stone Harbor Emerging Markets Bond Fund	Darin Batchman (since September 2023) James E. Craige (since 2011) Richard Lange (since September 2023) Steffen Reichold (since July 2026) Stuart Sclater-Booth (since 2017)

The portfolio manager biographies under the referenced table are hereby replaced in their entirety.

Darin Batchman. Mr. Batchman serves as a Portfolio Manager of Stone Harbor. Prior to joining the predecessor to Stone Harbor in 2011, Mr. Batchman served as a Director of Latin America Integrated Credit Trading at Deutsche Bank Securities, an Associate Director of Emerging Markets Fixed Income Research at Bear Stearns & Co. Inc., and a High Yield Research Associate in the Emerging Markets Group at Credit Suisse First Boston/Donaldson, Lufkin & Jenrette. Mr. Batchman has 25 years of industry experience.

James E. Craige, CFA. Mr. Craige serves as a Portfolio Manager of Stone Harbor. Prior to joining the predecessor to Stone Harbor in 2006, Managing Director and Senior Portfolio Manager for emerging markets debt portfolios at Salomon Brothers Asset Management Inc.; Joined Salomon Brothers Asset Management Inc. in 1992. Mr. Craige has 37 years of industry experience.

Richard Lange. Mr. Lange serves as a Portfolio Manager of Stone Harbor. Prior to joining the predecessor to Stone Harbor in 2010, Mr. Lange served as a Trader for Autonomy Capital Group in London and the Director for Latin America Corporate Credit Trading at Deutsche Bank. Mr. Lange has 20 years of industry experience.

Steffen Reichold, Ph.D., Dr. Reichold serves as a Portfolio Manager and Chief Emerging Markets Economist at Stone Harbor. Prior to joining the predecessor to Stone Harbor in 2009, Dr. Reichold served as an economist for the Asia and Pacific Department (2006 to 2009) as well as an economist for Policy Development and Review at the International Monetary Fund (2003 to 2006). Dr. Reichold has 23 years of industry experience.

Stuart Sclater-Booth. Mr. Sclater-Booth serves as a Portfolio Manager of Stone Harbor. Prior to joining the predecessor to Stone Harbor in 2014, Managing Director and head of Emerging Markets Debt strategy for Goldman Sachs from 2009 to 2010 and from 2011 to 2014; Executive Director—Global Head of Emerging Markets Macro Strategy, Executive Director—Emerging Markets Proprietary Trading, Vice President, Head of Trade Strategy for JP Morgan Chase Securities from 1998 to 2009 and from 2010 to 2011. Mr. Sclater-Booth has 33 years of industry experience.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8470/SHIP EM Bond PM Changes (7/2026)

Virtus Stone Harbor Emerging Markets Debt Income Fund (the “Fund”),
a series of Virtus Opportunities Trust

Supplement dated July 2, 2026 to the Fund’s Summary Prospectus and the Virtus Opportunities Trust
Statutory Prospectus applicable to the Fund, each dated September 29, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

On December 31, 2026, James E. Craige, CFA, will step down as a portfolio manager of the Fund.

Separately, effective July 2, 2026, Darin Batchman, Richard Lange, and Steffen Reichold, Ph.D. are hereby added as portfolio managers of the Fund. Following are the resulting changes to the Prospectuses.

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus is hereby replaced in its entirety with the following:

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

>	Darin Batchman, Portfolio Manager at Stone Harbor. Mr. Batchman has served as a portfolio manager of the fund and a member of the fund’s management team since July 2026.

>	James E. Craige, CFA, Portfolio Manager at Stone Harbor. Mr. Craige has served as a portfolio manager of the fund or the Predecessor Fund and a member of the fund’s management team since 2007. Mr. Craige will step down as a portfolio manager of the Fund on December 31, 2026.

>	Richard Lange, Portfolio Manager at Stone Harbor. Mr. Lange has served as a portfolio manager of the fund and a member of the fund’s management team since July 2026.

>	Steffen Reichold, Ph.D., Portfolio Manager at Stone Harbor. Dr. Reichold has served as a portfolio manager of the fund and a member of the fund’s management team since July 2026.

>	Stuart Sclater-Booth, Portfolio Manager at Stone Harbor. Mr. Sclater-Booth has served as a portfolio manager of the fund and a member of the fund’s management team since 2017.

In the Management of the Funds section under “Portfolio Management” beginning on page 25 of the Fund’s statutory prospectus, the row for the Fund in the table under the subheading “Stone Harbor” is hereby replaced with the following:

Fund	Portfolio Managers
Virtus Stone Harbor Emerging Markets Debt Income Fund	Darin Batchman (since July 2026) James E. Craige (since 2007) Richard Lange (since July 2026) Steffen Reichold (since July 2026) Stuart Sclater-Booth (since 2017)

The portfolio manager biographies under the referenced table are hereby replaced in their entirety.

Darin Batchman. Mr. Batchman serves as a Portfolio Manager of Stone Harbor. Prior to joining the predecessor to Stone Harbor in 2011, Mr. Batchman served as a Director of Latin America Integrated Credit Trading at Deutsche Bank Securities, an Associate Director of Emerging Markets Fixed Income Research at Bear Stearns & Co. Inc., and a High Yield Research Associate in the Emerging Markets Group at Credit Suisse First Boston/Donaldson, Lufkin & Jenrette. Mr. Batchman has 25 years of industry experience.

James E. Craige, CFA. Mr. Craige serves as a Portfolio Manager of Stone Harbor. Prior to joining the predecessor to Stone Harbor in 2006, Managing Director and Senior Portfolio Manager for emerging markets debt portfolios at Salomon Brothers Asset Management Inc.; Joined Salomon Brothers Asset Management Inc. in 1992. Mr. Craige has 37 years of industry experience.

Richard Lange. Mr. Lange serves as a Portfolio Manager of Stone Harbor. Prior to joining the predecessor to Stone Harbor in 2010, Mr. Lange served as a Trader for Autonomy Capital Group in London and the Director for Latin America Corporate Credit Trading at Deutsche Bank. Mr. Lange has 20 years of industry experience.

Steffen Reichold, Ph.D., Dr. Reichold serves as a Portfolio Manager and Chief Emerging Markets Economist at Stone Harbor. Prior to joining the predecessor to Stone Harbor in 2009, Dr. Reichold served as an economist for the Asia and Pacific Department (2006 to 2009) as well as an economist for Policy Development and Review at the International Monetary Fund (2003 to 2006). Dr. Reichold has 23 years of industry experience.

Stuart Sclater-Booth. Mr. Sclater-Booth serves as a Portfolio Manager of Stone Harbor. Prior to joining the predecessor to Stone Harbor in 2014, Managing Director and head of Emerging Markets Debt strategy for Goldman Sachs from 2009 to 2010 and from 2011 to 2014; Executive Director—Global Head of Emerging Markets Macro Strategy, Executive Director—Emerging Markets Proprietary Trading, Vice President, Head of Trade Strategy for JP Morgan Chase Securities from 1998 to 2009 and from 2010 to 2011. Mr. Sclater-Booth has 33 years of industry experience.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8470/SHIP EM Debt Income PM Changes (7/2026)

Virtus Stone Harbor Local Markets Fund (the “Fund”),

a series of Virtus Opportunities Trust

Supplement dated July 2, 2026 to the Fund’s Summary Prospectus and the Virtus Opportunities Trust

Statutory Prospectus applicable to the Fund, each dated September 29, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

On December 31, 2026, James E. Craige, CFA, will step down as a portfolio manager of the Fund.

Separately, effective July 2, 2026, Darin Batchman, Richard Lange, and Steffen Reichold, Ph.D. are hereby added as portfolio managers of the Fund. Following are the resulting changes to the Prospectuses.

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus is hereby replaced in its entirety with the following:

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

>	Darin Batchman, Portfolio Manager at Stone Harbor. Mr. Batchman has served as a portfolio manager of the fund and a member of the fund’s management team since July 2026.

>	James E. Craige, CFA, Portfolio Manager at Stone Harbor. Mr. Craige has served as a portfolio manager of the fund or the Predecessor Fund and a member of the fund’s management team since 2010. Mr. Craige will step down as a portfolio manager of the Fund on December 31, 2026.

>	Richard Lange, Portfolio Manager at Stone Harbor. Mr. Lange has served as a portfolio manager of the fund and a member of the fund’s management team since July 2026.

>	Steffen Reichold, Ph.D., Portfolio Manager at Stone Harbor. Dr. Reichold has served as a portfolio manager of the fund and a member of the fund’s management team since July 2026.

>	Stuart Sclater-Booth, Portfolio Manager at Stone Harbor. Mr. Sclater-Booth has served as a portfolio manager of the fund and a member of the fund’s management team since 2017.

In the Management of the Funds section under “Portfolio Management” beginning on page 24 of the Fund’s statutory prospectus, the row for the Fund in the table under the subheading “Stone Harbor” is hereby replaced with the following:

Fund	Portfolio Managers
Virtus Stone Harbor Local Markets Fund	Darin Batchman (since July 2026) James E. Craige (since 2010) Richard Lange (since July 2026) Steffen Reichold (since July 2026) Stuart Sclater-Booth (since 2017)

The portfolio manager biographies under the referenced table are hereby replaced in their entirety.

Darin Batchman. Mr. Batchman serves as a Portfolio Manager of Stone Harbor. Prior to joining the predecessor to Stone Harbor in 2011, Mr. Batchman served as a Director of Latin America Integrated Credit Trading at Deutsche Bank Securities, an Associate Director of Emerging Markets Fixed Income Research at Bear Stearns & Co. Inc., and a High Yield Research Associate in the Emerging Markets Group at Credit Suisse First Boston/Donaldson, Lufkin & Jenrette. Mr. Batchman has 25 years of industry experience.

James E. Craige, CFA. Mr. Craige serves as a Portfolio Manager of Stone Harbor. Prior to joining the predecessor to Stone Harbor in 2006, Managing Director and Senior Portfolio Manager for emerging markets debt portfolios at Salomon Brothers Asset Management Inc.; Joined Salomon Brothers Asset Management Inc. in 1992. Mr. Craige has 37 years of industry experience.

Richard Lange. Mr. Lange serves as a Portfolio Manager of Stone Harbor. Prior to joining the predecessor to Stone Harbor in 2010, Mr. Lange served as a Trader for Autonomy Capital Group in London and the Director for Latin America Corporate Credit Trading at Deutsche Bank. Mr. Lange has 20 years of industry experience.

Steffen Reichold, Ph.D., Dr. Reichold serves as a Portfolio Manager and Chief Emerging Markets Economist at Stone Harbor. Prior to joining the predecessor to Stone Harbor in 2009, Dr. Reichold served as an economist for the Asia and Pacific Department (2006 to 2009) as well as an economist for Policy Development and Review at the International Monetary Fund (2003 to 2006). Dr. Reichold has 23 years of industry experience.

Stuart Sclater-Booth. Mr. Sclater-Booth serves as a Portfolio Manager of Stone Harbor. Prior to joining the predecessor to Stone Harbor in 2014, Managing Director and head of Emerging Markets Debt strategy for Goldman Sachs from 2009 to 2010 and from 2011 to 2014; Executive Director—Global Head of Emerging Markets Macro Strategy, Executive Director—Emerging Markets Proprietary Trading, Vice President, Head of Trade Strategy for JP Morgan Chase Securities from 1998 to 2009 and from 2010 to 2011. Mr. Sclater-Booth has 33 years of industry experience.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8470/SHIP Local Markets PM Changes (7/2026)

Virtus Stone Harbor Emerging Markets Bond Fund,
Virtus Stone Harbor Emerging Markets Debt Income Fund and
Virtus Stone Harbor Local Markets Fund (the “Funds”),
each a series of Virtus Opportunities Trust

Supplement dated July 2, 2026 to the Statement of Additional Information (“SAI”)
applicable to the Funds dated September 29, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

On December 31, 2026, James E. Craige, CFA, will step down as a portfolio manager of the Funds.

Separately, effective July 2, 2026, Darin Batchman is hereby added as a portfolio manager of Virtus Stone Harbor Emerging Markets Debt Income Fund and Virtus Stone Harbor Local Markets Fund; Richard Lange is hereby added as a portfolio manager of Virtus Stone Harbor Emerging Markets Debt Income Fund and Virtus Stone Harbor Local Markets Fund; and Steffen Reichold, Ph.D. is hereby added as a portfolio manager of Virtus Stone Harbor Emerging Markets Bond Fund, Virtus Stone Harbor Emerging Markets Debt Income Fund and Virtus Stone Harbor Local Markets Fund. Following are the resulting changes to the SAI.

The disclosure in the table under “Portfolio Managers” on page 68 of the SAI is hereby replaced with the following:

Fund	Portfolio Manager(s)
EM Bond Fund	Darin Batchman James E. Craige (*) Richard Lange Steffen Reichold Stuart Sclater-Booth
EM Debt Income Fund	Darin Batchman James E. Craige (*) Richard Lange Steffen Reichold Stuart Sclater-Booth
Local Markets Fund	Darin Batchman James E. Craige (*) Richard Lange Steffen Reichold Stuart Sclater-Booth

(*) Mr. Craige will step down as a portfolio manager of the Fund on December 31, 2026.

The disclosure in the “Other Accounts Managed (No Performance-Based Fees)” table on page 68 of the SAI is hereby amended by replacing the rows for Messrs. Batchman and Lange; by adding a row for Dr. Reichold; and by adding an associated footnote as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Darin Batchman (*)	7	$719 million	9	$442 million	33	$7.01 billion
Richard Lange (*)	7	$719 million	9	$442 million	33	$7.01 billion
Steffen Reichold (*)	7	$719 million	9	$442 million	33	$7.01 billion

(*) As of May 31, 2026.

The disclosure in the “Other Accounts Managed (With Performance-Based Fees)” table on page 69 of the SAI is hereby amended by replacing the rows for Messrs. Batchman and Lange; by adding a row for Dr. Reichold; and by adding an associated footnote as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Darin Batchman (*)	0	N/A	1	$224 million	0	N/A
Richard Lange (*)	0	N/A	1	$224 million	0	N/A
Steffen Reichold (*)	0	N/A	1	$224 million	0	N/A

(*) As of May 31, 2026.

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 70 of the SAI is hereby amended by replacing the rows for Messrs. Batchman and Lange; by adding a row for Dr. Reichold; and by adding the associated footnotes as follows:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Financial Exposure Through Similar Strategies
Darin Batchman	EM Bond Fund	$50,001–$100,000	$50,001–$100,000
	EM Debt Income Fund (1)	None	$50,001 - $100,000
	Local Markets Fund (1)	None	None
Richard Lange	EM Bond Fund	None	None
	EM Debt Income Fund (2)	None	$10,001 - $50,000
	Local Markets Fund (2)	None	$1 - $10,000
Steffen Reichold	EM Bond Fund (3)	None	$10,001 - $50,000
	EM Debt Income Fund (3)	None	$10,001 - $50,000
	Local Markets Fund (3)	None	$1 - $10,000

(1) As of May 31, 2026. Mr. Batchman became a Portfolio Manager of EM Debt Income Fund and Local Markets Fund effective July 2, 2026.

(2) As of May 31, 2026. Mr. Lange became a Portfolio Manager of EM Debt Income Fund and Local Markets Fund effective July 2, 2026.

(3) As of May 31, 2026. Dr. Reichold became a Portfolio Manager of EM Bond Fund, EM Debt Income Fund and Local Markets Fund effective July 2, 2026.

Investors should retain this supplement with the SAI for future reference.

VOT 8470B/SHIP PM Changes (7/2026)